PROJECT IMPACTS (1984–PRESENT*) PROJECTS 600 $46.9B total economic benefits $19.8B personal income including wages and benefits, with $10.1 billion for construction workers $6.2B tax revenues ($2.0 billion state/local and $4.2 billion federal) 233.7K total jobs generated across communities 204.7M hours of on-site union construction work created 127.8K housing and healthcare units nationwide, with 67% affordable “ By financing development projects built with 100% union labor, the HIT invests in assets which are more likely to be built safely, on time and on budget. When these same developments are built with our affiliates’ pension capital, it reinforces the health of our pension funds.” Sean McGarvey President, North America’s Building Trades Unions Trustee, AFL-CIO Housing Investment Trust *Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of March 31, 2024. Economic impact data is in 2023 dollars and all other figures are nominal.

HELPING BUILD AMERICA—THE UNION WAY JOBS CREATED BY TRADE SINCE INCEPTION* Trade Type Jobs Hours Boilermakers 842 1,694,830 Bricklayers (including tile setters) 6,161 12,392,280 Carpenters 18,524 37,239,220 Cement Masons 3,792 7,622,250 Electrical Workers 15,499 31,157,490 Elevator Constructors 843 1,692,040 Insulators 1,255 2,522,800 Ironworkers 2,781 5,594,600 Laborers 13,681 27,495,430 Operating Engineers 3,711 7,459,290 Other 7,416 14,908,300 Painters 7,966 16,016,090 Plumbers 11,220 22,556,820 Roofers 3,265 6,567,430 Sheet Metal Workers 3,268 6,570,430 Teamsters 1,594 3,205,170 Grand Total 101,818 204,694,470